EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
EARNINGS PER SHARE
EARNINGS PER SHARE

The computation of basic EPS is based on the weighted average number of shares outstanding during the year and the consolidated net income of the Company. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments.

The components of the numerator for the calculation of basic and diluted EPS are as follows:

	Year ended December 31
(in thousands of $)	2014	2013	2012
Basic:
Net income available to stockholders	122,815	89,206	185,836
Diluted:
Net income available to stockholders	122,815	89,206	185,836
Interest paid on 3.75% convertible bonds	5,060	5,092	4,688
Interest paid on 3.25% convertible bonds	17,371	—	—
	145,246	94,298	190,524

The components of the denominator for the calculation of basic and diluted EPS are as follows:

	Year ended December 31
(in thousands)	2014	2013	2012
Basic earnings per share:
Weighted average number of common shares outstanding	93,331	89,508	80,594
Diluted earnings per share:
Weighted average number of common shares outstanding	93,331	89,508	80,594
Effect of dilutive share options	84	163	168
Effect of dilutive convertible debt	23,332	5,753	5,106
	116,747	95,424	85,868

The 3.25% convertible bonds issued in January 2013 were not dilutive at December 31, 2013.